Sales and advertising expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Sales and advertising expense	$ 81,924	$ 37,063	$ 62,707
Sales and marketing expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	9,815	9,717	9,160
Advertising campaigns	69,521	24,765	48,309
Selling expense	2,588	2,581	5,238
Sales and advertising expense	$ 81,924	$ 37,063	$ 62,707
Percentual increase in expenses	121.00%